As filed with the Securities and Exchange Commission on September 29, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21597

PRIMECAP Odyssey Funds
(Exact name of registrant as specified in charter)

225 South Lake Avenue, Suite 400
Pasadena, CA 91101-3005
(Address of principal executive offices) (Zip code)

Michael J. Ricks
225 South Lake Avenue, Suite 400
Pasadena, CA 91101-3005
(Name and address of agent for service)

(800) 729-2307
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2011

Date of reporting period:  July 31, 2011

Item 1. Schedule of Investments.

Schedule of Investments
PRIMECAP Odyssey Stock Fund
July 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS - 95.4%
	Consumer Discretionary - 8.4%
21,000	Amazon.com, Inc. (a)	$4,672,920
188,700	Ascena Retail Group, Inc. (a)	6,098,784
102,600	Bed Bath & Beyond, Inc. (a)	6,001,074
200,900	CarMax, Inc. (a)	6,422,773
25,000	Carnival Corp.	832,500
170,400	Collective Brands, Inc. (a)	2,007,312
64,500	DIRECTV Group, Inc. (The) (a)	3,268,860
32,200	Kohl's Corp.	1,761,662
100,000	Limited Brands, Inc.	3,786,000
200,000	Mattel, Inc.	5,332,000
8,100	Men's Wearhouse, Inc.	265,599
59,900	Sony Corp.- ADR	1,503,490
96,700	TJX Cos., Inc.	5,347,510
105,000	Walt Disney Co. (The)	4,055,100
212,500	Whirlpool Corp.	14,711,375
		66,066,959

	Consumer Staples - 2.6%
190,000	Kellogg Co.	10,598,200
80,000	PepsiCo, Inc.	5,123,200
80,000	Procter & Gamble Co.	4,919,200
		20,640,600

	Energy - 9.5%
100,000	Cameco Corp.	2,656,000
85,200	Cameron International Corp. (a)	4,766,088
75,000	Cenovus Energy, Inc.	2,876,250
80,000	EnCana Corp.	2,343,200
67,900	EOG Resources, Inc.	6,925,800
56,800	Hess Corp.	3,894,208
302,900	McDermott International, Inc. (a)	6,109,493
94,700	National Oilwell Varco, Inc.	7,629,979
50,000	Noble Energy, Inc.	4,984,000
224,000	Petroleo Brasileiro SA - ADR	6,883,520
208,300	Range Resources Corp.	13,572,828
91,034	Schlumberger Ltd.	8,226,743
53,000	Transocean Ltd.	3,262,680
		74,130,789

	Financials - 5.3%
540,400	Charles Schwab Corp. (The)	8,068,172
80,000	Chubb Corp.	4,998,400
1,700	Discover Financial Services	43,537
799,600	Marsh & McLennan Cos., Inc.	23,580,204
135,600	Mercury General Corp.	5,036,184
		41,726,497

	Health Care - 28.1%
30,000	Abbott Laboratories	1,539,600
75,000	Affymetrix, Inc. (a)	423,750
592,400	Amgen, Inc.	32,404,280
158,500	Biogen Idec, Inc. (a)	16,146,395
227,900	Boston Scientific Corp. (a)	1,631,764
611,000	Eli Lilly & Co.	23,401,300
486,735	GlaxoSmithKline PLC - ADR	21,620,769
509,100	Johnson & Johnson	32,984,589
668,000	Medtronic, Inc.	24,081,400
378,950	Novartis AG - ADR	23,191,740
237,716	Roche Holding AG - CHF	42,768,039
		220,193,626

	Industrials - 13.0%
23,800	Alaska Air Group, Inc. (a)	1,454,656
10,000	Alexander & Baldwin, Inc.	482,100
160,100	AMR Corp. (a)	678,824
244,900	Arkansas Best Corp.	5,892,294
459,700	Babcock & Wilcox Co. (a)	11,483,306
201,400	Boeing Co.	14,192,658
50,000	Canadian Pacific Railway Ltd.	3,193,000
8,300	Caterpillar, Inc.	819,957
10,000	Deere & Co.	785,100
1,000	European Aeronautic Defence and Space Co. N.V. - EUR	34,773
26,200	FedEx Corp.	2,276,256
201,900	Honeywell International, Inc.	10,720,890
23,500	JetBlue Airways Corp. (a)	112,565
140,000	Norfolk Southern Corp.	10,598,000
64,300	Pall Corp.	3,187,994
179,400	Ritchie Bros. Auctioneers, Inc.	4,913,766
100,700	Rockwell Automation, Inc.	7,226,232
1,039,200	Southwest Airlines Co.	10,350,432
1,900	Thomas & Betts Corp. (a)	92,682
36,000	Union Pacific Corp.	3,689,280
140,000	United Parcel Service, Inc. - Class B	9,690,800
		101,875,565

	Information Technology - 20.3%
45,650	Accenture Ltd. - Class A	2,699,741
227,200	Altera Corp.	9,287,936
268,700	Applied Materials, Inc.	3,310,384
24,577	ASML Holding N.V. - ADR	876,170
200,000	Corning, Inc.	3,182,000
120,000	Diebold, Inc.	3,628,800
416,400	Electronic Arts, Inc. (a)	9,264,900
181,500	EMC Corp. (a)	4,733,520
4,900	Google, Inc. - Class A (a)	2,958,081
46,000	Hewlett-Packard Co.	1,617,360
260,000	Intel Corp.	5,805,800
94,700	Intuit, Inc. (a)	4,422,490
302,600	KLA-Tencor Corp.	12,049,532
1,214,700	L.M. Ericsson Telephone Co. - ADR	15,183,750
848,700	Microsoft Corp.	23,254,380
14,112	Motorola Mobility Holdings, Inc. (a)	315,827
16,128	Motorola Solutions, Inc.	723,986
81,400	NeuStar, Inc. - Class A (a)	2,119,656
284,000	NVIDIA Corp. (a)	3,927,720
50,700	Oracle Corp.	1,550,406
45,900	QUALCOMM, Inc.	2,514,402
234,100	Research In Motion Ltd. (a)	5,852,500
225,800	Symantec Corp. (a)	4,303,748
799,500	Texas Instruments, Inc.	23,785,125
100,000	Visa, Inc. - Class A	8,554,000
100,000	Xilinx, Inc.	3,210,000
24,800	Yahoo!, Inc. (a)	324,880
		159,457,094

	Materials - 6.4%
113,600	Freeport-McMoRan Copper & Gold, Inc.	6,016,256
71,900	Monsanto Co.	5,283,212
28,000	Newmont Mining Corp.	1,557,080
159,500	Potash Corp. of Saskatchewan, Inc.	9,220,695
318,500	Schweitzer-Mauduit International, Inc.	17,871,035
309,293	Vulcan Materials Co.	10,605,657
		50,553,935

	Telecommunication Services - 0.0%
56,600	Sprint Nextel Corp. (a)	239,418

	Utilities - 1.8%
80,000	Edison International	3,045,600
50,000	NextEra Energy, Inc.	2,762,500
242,600	Public Service Enterprise Group, Inc.	7,945,150
		13,753,250

	TOTAL COMMON STOCKS
	(Cost $642,764,791)	$748,637,733

Shares		Value
	SHORT TERM INVESTMENTS - 4.4%
34,248,488	Dreyfus Treasury Prime Cash Management Fund	$34,248,488
	TOTAL SHORT TERM INVESTMENTS
	(Cost $34,248,488)	34,248,488
	TOTAL INVESTMENTS
	(Cost $677,013,279) - 99.8%	782,886,221
	Other Assets in Excess of Liabilities - 0.2%	1,806,959
	TOTAL NET ASSETS - 100.0%	$784,693,180

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt.
CHF	Swiss Franc.
EUR	Euro.
(a)	Non-Income Producing.

Disclosure
	The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive
	property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
	service mark of MSCI and S&P and has been licensed for use by PRIMECAP Management
	Company

	^ The cost basis of investments for federal income tax purposes at July 31, 2011 was as follows:
	Cost of investments	$677,013,279
	Gross unrealized appreciation	127,921,865
	Gross unrealized depreciation	(22,048,923)
	Net unrealized appreciation	$105,872,942

	Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.
	For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's
	most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at July 31, 2011.

Various inputs are used in determining the value of each Fund's investments. These inputs are summarized in the three broad levels below:

Level 1 - Unadjusted quoted prices in active markets for identical securities to which the trust has access at the date of measurement.
Level 2 - Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).
Level 3 - Significant unobservable inputs to extent observable inputs are unavailable(including the Funds' own assumptions in determining fair value of investments based on the best available information).

The following table provides the fair value measurements of applicable Fund asset by level within the fair value hierarchy for each Fund as of July 31, 2011. The significant transfers into or out of Level 1 and Level 2 during the reporting period. These assets are measured on a recurring basis.

FAS 157 - Summary of Fair Value Exposure at July 31, 2011.

Various inputs are used in determining the value of each Fund's investments. These inputs are summarized in the three broad levels below:

Level 1 - Unadjusted quoted prices in active markets for identical securities to which the trust has access at the date of measurement.
Level 2 - Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices.)
Level 3 - Significant unobservable inputs to the extent observable inputs are unavailable (including the Funds' own assumptions in determining fair value of investments based on the best available information.)

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of July 31, 2011. There were no significant transfers into or out of Level 1 and Level 2 during the reporting period. These assets are measured on a recurring basis.

PRIMECAP Odyssey Stock Fund
	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs

Description				Total
Equity
Common Stock	$748,637,733	$—	$—	$748,637,733
Total Equity	$748,637,733	$—	$—	$748,637,733
Short-Term Investments	$34,248,488	$—	$—	$34,248,488
Total Investments in Securities	$782,886,221	$—	$—	$782,886,221

Schedule of Investments
PRIMECAP Odyssey Growth Fund
July 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS - 95.5%
	Consumer Discretionary - 8.4%
250,000	99 Cents Only Stores (a)	$4,937,500
77,900	Amazon.com, Inc. (a)	17,334,308
357,900	Ascena Retail Group, Inc. (a)	11,567,328
275,600	Bed Bath & Beyond, Inc. (a)	16,119,844
717,000	CarMax, Inc. (a)	22,922,490
80,000	Carnival Corp.	2,664,000
166,200	DIRECTV Group, Inc. (The) (a)	8,423,016
1,133,000	DreamWorks Animation SKG, Inc. (a)	24,767,380
800	Dunkin' Brands Group, Inc. (a)	23,144
228,500	Gentex Corp.	6,475,690
55,850	Kohl's Corp.	3,055,553
599,500	Limited Brands, Inc.	22,697,070
400,000	Mattel, Inc.	10,664,000
10,100	Quiksilver, Inc. (a)	53,126
252,100	Sony Corp. - ADR	6,327,710
63,000	TJX Cos., Inc.	3,483,900
		161,516,059

	Consumer Staples - 0.3%
100,000	Procter & Gamble Co.	6,149,000

	Energy - 6.8%
140,000	Cenovus Energy, Inc.	5,369,000
120,000	EnCana Corp.	3,514,800
140,000	EOG Resources, Inc.	14,280,000
120,000	Hess Corp.	8,227,200
300,000	McDermott International, Inc. (a)	6,051,000
180,000	National Oilwell Varco, Inc.	14,502,600
80,000	Noble Energy, Inc.	7,974,400
340,000	Oceaneering International, Inc.	14,688,000
187,900	Petroleo Brasileiro SA - ADR	5,774,167
340,000	Range Resources Corp.	22,154,400
173,100	Schlumberger Ltd.	15,643,047
320,000	Southwestern Energy Co. (a)	14,259,200
		132,437,814

	Financials - 4.3%
100,000	Berkshire Hathaway, Inc. - Class B (a)	7,417,000
2,013,200	Charles Schwab Corp. (The)	30,057,076
180,000	Chubb Corp.	11,246,400
1,045,700	Marsh & McLennan Cos., Inc.	30,837,693
140,000	Progressive Corp. (The)	2,755,200
		82,313,369

	Health Care - 37.9%
900,000	Abiomed, Inc. (a)	14,859,000
3,045,000	Accuray, Inc. (a)	21,010,500
199,400	Affymetrix, Inc. (a)	1,126,610
1,335,500	Amgen, Inc.	73,051,850
451,500	Biogen Idec, Inc. (a)	45,994,305
298,200	BioMarin Pharmaceutical, Inc. (a)	9,312,786
672,500	Boston Scientific Corp. (a)	4,815,100
1,340,100	Cepheid, Inc. (a)	50,602,176
40,000	Cerner Corp. (a)	2,659,600
2,253,728	Conceptus, Inc. (a) (b)	25,669,962
1,271,500	Dendreon Corp. (a)	46,918,350
787,200	Eli Lilly & Co.	30,149,760
88,800	GlaxoSmithKline PLC - ADR	3,944,496
270,000	Illumina, Inc. (a)	16,861,500
5,840,000	ImmunoGen, Inc. (a) (b)	79,015,200
401,600	Johnson & Johnson	26,019,664
200,000	Kinetic Concepts, Inc. (a)	13,388,000
260,000	Life Technologies Corp. (a)	11,707,800
872,300	Medtronic, Inc.	31,446,415
300,000	Momenta Pharmaceuticals, Inc. (a)	5,298,000
3,342,200	Nektar Therapeutics (a)	21,523,768
344,750	Novartis AG - ADR	21,098,700
145,000	NuVasive, Inc. (a)	4,149,900
260,000	OraSure Technologies, Inc. (a)	2,392,000
457,632	Roche Holding AG - CHF	82,333,640
4,481,400	Seattle Genetics, Inc. (a)	76,318,242
136,200	SurModics, Inc. (a)	1,498,200
98,500	Waters Corp. (a)	8,657,165
		731,822,689

	Industrials - 9.0%
1,000,000	AECOM Technology Corp. (a)	24,740,000
2,317,300	AMR Corp. (a)	9,825,352
680,000	Babcock & Wilcox Co. (a)	16,986,400
300,000	C. H. Robinson Worldwide, Inc.	21,693,000
133,600	Caterpillar, Inc.	13,198,344
10,000	CIRCOR International, Inc.	432,500
159,500	European Aeronautic Defence and Space Co. N.V. - EUR	5,546,311
320,000	Expeditors International Washington, Inc.	15,270,400
50,600	FedEx Corp.	4,396,128
850,150	JetBlue Airways Corp. (a)	4,072,219
107,800	Pall Corp.	5,344,724
389,000	Ritchie Bros. Auctioneers, Inc.	10,654,710
50,000	Rockwell Automation, Inc.	3,588,000
2,501,400	Southwest Airlines Co.	24,913,944
182,100	United Parcel Service, Inc. - Class B	12,604,962
		173,266,994

	Information Technology - 26.1%
57,850	Accenture Ltd. - Class A	3,421,249
878,500	Adobe Systems, Inc. (a)	24,352,020
200,000	Akamai Technologies, Inc. (a)	4,844,000
1,040,000	Altera Corp.	42,515,200
389,300	Applied Materials, Inc.	4,796,176
116,000	ASML Holding N.V. - ADR	4,135,400
138,000	Avid Technology, Inc. (a)	1,806,420
30,000	Cisco Systems, Inc.	479,100
198,800	Corning, Inc.	3,162,908
375,300	Cree, Inc. (a)	12,332,358
120,000	Cymer, Inc. (a)	5,283,600
1,752,000	Electronic Arts, Inc. (a)	38,982,000
783,700	EMC Corp. (a)	20,438,896
2,860,000	Flextronics International Ltd. (a)	18,447,000
833,450	FormFactor, Inc. (a)	7,659,406
69,080	Google, Inc. - Class A (a)	41,702,905
90,000	Hewlett-Packard Co.	3,164,400
250,700	Intel Corp.	5,598,131
285,000	Intuit, Inc. (a)	13,309,500
331,300	KLA-Tencor Corp.	13,192,366
2,000,000	L.M. Ericsson Telephone Co. - ADR	25,000,000
5,500	MasterCard, Inc. - Class A	1,667,875
725,000	Micron Technology, Inc. (a)	5,343,250
776,300	Microsoft Corp.	21,270,620
30,737	Motorola Mobility Holdings, Inc. (a)	687,894
35,128	Motorola Solutions, Inc.	1,576,896
195,900	NeuStar, Inc. - Class A (a)	5,101,236
1,530,000	Nuance Communications, Inc. (a)	30,615,300
540,000	NVIDIA Corp. (a)	7,468,200
231,100	Oracle Corp.	7,067,038
90,000	QUALCOMM, Inc.	4,930,200
290,000	Rambus, Inc. (a)	4,025,200
912,450	Research In Motion Ltd. (a)	22,811,250
201,800	SanDisk Corp. (a)	8,582,554
700,000	Stratasys, Inc. (a)	17,850,000
536,400	Symantec Corp. (a)	10,223,784
884,000	Texas Instruments, Inc.	26,299,000
200,000	Trimble Navigation Ltd. (a)	7,116,000
275,000	Visa, Inc. - Class A	23,523,500
120,000	Xilinx, Inc.	3,852,000
		504,634,832

	Materials - 2.6%
398,300	Monsanto Co.	29,267,084
117,600	Potash Corp. Saskatchewan, Inc.	6,798,456
17,250	Praxair, Inc.	1,787,790
378,200	Vulcan Materials Co.	12,968,478
		50,821,808

	Telecommunication Services - 0.1%
292,450	Sprint Nextel Corp. (a)	1,237,063

	TOTAL COMMON STOCKS
	(Cost $1,599,835,306)	$1,844,199,628

Shares		Value
	SHORT TERM INVESTMENTS - 4.7%
91,282,738	Dreyfus Treasury Prime Cash Management Fund	$91,282,738
	TOTAL SHORT TERM INVESTMENTS
	(Cost $91,282,738)	91,282,738
	TOTAL INVESTMENTS
	(Cost $1,691,118,044) - 100.2%	1,935,482,366
	Liabilities in Excess of Other Assets - (0.2)%	(3,607,188)
	TOTAL NET ASSETS - 100.0%	$1,931,875,178

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt.
CHF	Swiss Franc.
EUR	Euro.
(a)	Non-Income Producing.
(b)	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding
	voting securities of such company.

Disclosure
	The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive
	property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
	service mark of MSCI and S&P and has been licensed for use by PRIMECAP Management
	Company

	^ The cost basis of investments for federal income tax purposes at July 31, 2011 was as follows:
	Cost of investments	$1,691,118,044
	Gross unrealized appreciation	379,650,821
	Gross unrealized depreciation	(135,286,499)
	Net unrealized appreciation	$244,364,322

	Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.
	For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's
	most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at July 31, 2011.

Various inputs are used in determining the value of each Fund's investments. These inputs are summarized in the three broad levels below:

Level 1 - Unadjusted quoted prices in active markets for identical securities to which the trust has access at the date of measurement.
Level 2 - Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices.)
Level 3 - Significant unobservable inputs to the extent observable inputs are unavailable (including the Funds' own assumptions in determining fair value of investments based on the best available information.)

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of July 31, 2011. There were no significant transfers into or out of Level 1 and Level 2 during the reporting period. These assets are measured on a recurring basis.

PRIMECAP Odyssey Growth Fund
	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs

Description				Total
Equity
Common Stock	$1,844,199,628	$—	$—	$1,844,199,628
Total Equity	$1,844,199,628	$—	$—	$1,844,199,628
Short-Term Investments	$91,282,738	$—	$—	$91,282,738
Total Investments in Securities	$1,935,482,366	$—	$—	$1,935,482,366

Schedule of Investments
PRIMECAP Odyssey Aggressive Growth Fund
July 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS - 93.8%
	Consumer Discretionary - 5.4%
63,000	Amazon.com, Inc. (a)	$14,018,760
200,000	Callaway Golf Co.	1,270,000
333,400	CarMax, Inc. (a)	10,658,798
74,700	DIRECTV Group, Inc. (The) (a)	3,785,796
1,327,300	DreamWorks Animation SKG, Inc. (a)	29,014,778
140,000	Gentex Corp.	3,967,600
51,100	Quiksilver, Inc. (a)	268,786
		62,984,518

	Consumer Staples - 1.4%
5,600	Chefs' Warehouse Holdings, Inc. (The) (a)	99,400
3,413,405	Smart Balance, Inc. (a) (b)	16,179,540
		16,278,940

	Energy - 5.4%
200,000	Cabot Oil & Gas Corp.	14,816,000
90,000	EOG Resources, Inc.	9,180,000
120,000	National Oilwell Varco, Inc.	9,668,400
168,000	Oceaneering International, Inc.	7,257,600
200,000	Range Resources Corp.	13,032,000
715,272	Rex Energy Corp. (a)	7,918,061
		61,872,061

	Financials - 1.4%
605,820	MarketAxess Holdings, Inc.	15,830,077

	Health Care - 41.1%
1,768,373	Abiomed, Inc. (a)	29,195,838
2,790,000	Accuray, Inc. (a)	19,251,000
172,000	Affymetrix, Inc. (a)	971,800
205,000	Biogen Idec, Inc. (a)	20,883,350
590,300	BioMarin Pharmaceutical, Inc. (a)	18,435,069
791,700	Boston Scientific Corp. (a)	5,668,572
591,600	Cardica, Inc. (a)	1,798,464
1,172,800	Cepheid, Inc. (a)	44,284,928
1,669,750	Conceptus, Inc. (a) (b)	19,018,453
1,051,800	Dendreon Corp. (a)	38,811,420
5,625,000	Dyax Corp. (a) (b)	9,225,000
3,620,250	ImmunoGen, Inc. (a)	48,981,982
505,000	InterMune, Inc. (a)	16,856,900
198,500	Kinetic Concepts, Inc. (a)	13,287,590
706,200	Luminex Corp. (a)	14,371,170
80,000	Momenta Pharmaceuticals, Inc. (a)	1,412,800
2,532,500	Nektar Therapeutics (a)	16,309,300
155,000	NuVasive, Inc. (a)	4,436,100
1,742,600	OraSure Technologies, Inc. (a)	16,031,920
2,208,139	Pharmacyclics, Inc. (a)	27,623,819
327,200	Roche Holding AG - CHF	58,867,315
2,908,800	Seattle Genetics, Inc. (a)	49,536,864
116,000	SurModics, Inc. (a)	1,276,000
		476,535,654

	Industrials - 8.1%
201,900	AECOM Technology Corp. (a)	4,995,006
195,000	Alaska Air Group, Inc. (a)	11,918,400
2,130,000	AMR Corp. (a)	9,031,200
433,700	Arkansas Best Corp.	10,434,822
140,000	C. H. Robinson Worldwide, Inc.	10,123,400
160,000	CIRCOR International, Inc.	6,920,000
100,000	Colfax Corp. (a)	2,707,000
2,424,525	JetBlue Airways Corp. (a)	11,613,475
82,600	Pall Corp.	4,095,308
293,100	Ritchie Bros. Auctioneers, Inc.	8,028,009
709,300	Southwest Airlines Co.	7,064,628
234,000	US Airways Group, Inc. (a)	1,460,160
45,000	USA Truck, Inc. (a)	509,400
470,000	Vitran Corp, Inc. (a)	4,841,000
21,700	Zipcar, Inc. (a)	505,176
		94,246,984

	Information Technology - 28.4%
815,000	Adobe Systems, Inc. (a)	22,591,800
180,000	Akamai Technologies, Inc. (a)	4,359,600
570,000	Altera Corp.	23,301,600
247,777	ASML Holding N.V. - ADR	8,833,250
115,000	Avid Technology, Inc. (a)	1,505,350
297,800	Cree, Inc. (a)	9,785,708
150,000	Cymer, Inc. (a)	6,604,500
1,083,400	Electronic Arts, Inc. (a)	24,105,650
200,000	EMC Corp. (a)	5,216,000
270,000	FARO Technologies, Inc. (a)	11,005,200
240,000	FEI Co. (a)	7,929,600
716,300	FormFactor, Inc. (a)	6,582,797
56,100	Google, Inc. - Class A (a)	33,867,009
1,302,100	Guidance Software, Inc. (a) (b)	9,791,792
275,000	Intuit, Inc. (a)	12,842,500
365,300	KLA-Tencor Corp.	14,546,246
800,000	Micron Technology, Inc. (a)	5,896,000
420,000	Monster Worldwide, Inc. (a)	4,930,800
149,200	NeuStar, Inc. - Class A (a)	3,885,168
610,000	Nuance Communications, Inc. (a)	12,206,100
326,550	NVIDIA Corp. (a)	4,516,186
245,000	Rambus, Inc. (a)	3,400,600
757,800	Research In Motion Ltd. (a)	18,945,000
5,400	Responsys, Inc. (a)	78,678
260,000	RightNow Technologies, Inc. (a)	8,824,400
142,100	SanDisk Corp. (a)	6,043,513
733,500	SMART Technologies, Inc. - Class A (a)	4,283,640
754,100	Stratasys, Inc. (a)	19,229,550
230,100	Symantec Corp. (a)	4,385,706
120,000	Trimble Navigation Ltd. (a)	4,269,600
1,104,600	Websense, Inc. (a)	25,052,328
60,000	Yahoo!, Inc. (a)	786,000
		329,601,871

	Materials - 2.5%
306,800	Monsanto Co.	22,543,664
118,200	Potash Corp. of Saskatchewan, Inc.	6,833,142
		29,376,806

	Telecommunication Services - 0.1%
296,700	Sprint Nextel Corp. (a)	1,255,041

	TOTAL COMMON STOCKS
	(Cost $922,724,794)	$1,087,981,952

Shares		Value
	SHORT TERM INVESTMENTS - 6.4%
74,256,667	Dreyfus Treasury Prime Cash Management Fund	$74,256,667
	TOTAL TOTAL SHORT TERM INVESTMENTS
	(Cost $74,256,667)	74,256,667
	TOTAL INVESTMENTS
	(Cost $996,981,461) - 100.2%	1,162,238,619
	Liabilities in Excess of Other Assets - (0.2)%	(2,520,466)
	TOTAL NET ASSETS - 100.0%	$1,159,718,153

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt.
CHF	Swiss Franc.
(a)	Non-Income Producing.
(b)	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding
	voting securities of such company.

Disclosure
	The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive
	property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
	service mark of MSCI and S&P and has been licensed for use by PRIMECAP Management
	Company

	^ The cost basis of investments for federal income tax purposes at July 31, 2011 was as follows:
	Cost of investments	$996,981,461
	Gross unrealized appreciation	275,327,730
	Gross unrealized depreciation	(110,070,572)
	Net unrealized appreciation	$165,257,158

	Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.
	For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's
	most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at July 31, 2011.

Various inputs are used in determining the value of each Fund's investments. These inputs are summarized in the three broad levels below:

Level 1 - Unadjusted quoted prices in active markets for identical securities to which the trust has access at the date of measurement.
Level 2 - Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices.)
Level 3 - Significant unobservable inputs to the extent observable inputs are unavailable (including the Funds' own assumptions in determining fair value of investments based on the best available information.)

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of July 31, 2011. There were no significant transfers into or out of Level 1 and Level 2 during the reporting period. These assets are measured on a recurring basis.

PRIMECAP Odyssey Aggressive Growth Fund
	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs

Description				Total
Equity
Common Stock	$1,087,981,952	$—	$—	$1,087,981,952
Total Equity	$1,087,981,952	$—	$—	$1,087,981,952
Short-Term Investments	$74,256,667	$—	$—	$74,256,667
Total Investments in Securities	$1,162,238,619	$—	$—	$1,162,238,619

Other Affiliates

Certain of the Funds' investments are in companies that are considered to be affiliated companies of a Fund because the Fund owns more than
5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
Fund	Common Stock	Market Value as of October 31, 2010	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Market Value at July 31, 2011
PRIMECAP Odyssey Growth Fund	Conceptus, Inc.	$31,457,075	$591,600	$—	$—	$—	$25,669,962
PRIMECAP Odyssey Growth Fund	ImmunoGen, Inc.	46,196,400	2,593,517	—	—	—	79,015,200
Total		$77,653,475	$3,185,117	$—	$—	$—	$104,685,162

PRIMECAP Odyssey Aggressive Growth Fund	Conceptus, Inc.	$21,382,497	$2,269,604	$—	$—	$—	$19,018,453
PRIMECAP Odyssey Aggressive Growth Fund	Dyax, Corp	11,223,647	2,036,300	—	—	—	9,225,000
PRIMECAP Odyssey Aggressive Growth Fund	Guidance Software, Inc.	4,858,566	3,853,867				9,791,792
PRIMECAP Odyssey Aggressive Growth Fund	Smart Balance, Inc.	11,433,670	729,968	—	—	—	16,179,540
Total		$48,898,380	$8,889,739	$—	$—	$—	$54,214,785

Item 2. Controls and Procedures.

(a)
The Registrant’s Co-Chief Executive Officers and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRIMECAP Odyssey Funds

By:           /s/ Joel P. Fried
Joel P. Fried, Co-Chief Executive Officer

Date:           9/29/11

By:           /s/ Howard B. Schow
Howard B. Schow, Co-Chief Executive Officer

Date:           9/29/11

By:           /s/ Theo A. Kolokotrones
Theo A. Kolokotrones, Co-Chief Executive Officer

Date:           9/29/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Joel P. Fried
Joel P. Fried, Co-Chief Executive Officer

Date:           9/29/11

By:           /s/ Howard B. Schow
Howard B. Schow, Co-Chief Executive Officer

Date:           9/29/11

By:           /s/ Theo A. Kolokotrones
Theo A. Kolokotrones, Co-Chief Executive Officer

Date:           9/29/11

By:           /s/ Michael J. Ricks
Michael J. Ricks, Chief Financial Officer

Date:           9/29/11